T. ROWE PRICE International Stock Portfolio
September 30, 2021 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRIA 0.9%
Common Stocks 0.9%
Erste Group Bank  59,028 2,592
Total Austria (Cost
$1,791
)
2,592
BRAZIL 2.0%
Common Stocks 2.0%
Magazine Luiza  552,754 1,458
Rede D'Or Sao Luiz  104,180 1,297
StoneCo, Class A (USD) (1) 23,802 826
Suzano (1) 145,010 1,438
XP, Class A (USD) (1) 23,612 948
Total Brazil (Cost
$6,487
)
5,967
CANADA 4.4%
Common Stocks 4.4%
Canadian Pacific Railway (USD)  34,900 2,271
Magna International (USD)  15,120 1,138
Shopify, Class A (USD) (1) 1,850 2,508
Sun Life Financial  50,753 2,612
TELUS International CDA (1) 20,007 702
TMX Group  36,379 3,923
Total Canada (Cost
$11,504
)
13,154
CAYMAN ISLANDS 0.2%
Convertible Preferred
Stocks 0.2%
ByteDance, Series E, Acquisition
Date: 7/8/19, Cost $293 (USD) (1)
(2)(3) 5,954 748
Total Cayman Islands (Cost
$293
)
748
CHINA 7.2%
Common Stocks 4.6%
58.com (USD) (1)(2) 65,164 —
Alibaba Group Holding, ADR
(USD) (1) 34,561 5,117
Baidu, ADR (USD) (1) 11,753 1,807
China Mengniu Dairy (HKD)  273,000 1,758
Didi Global, Acquisition Date:
10/19/15, Cost $343 (USD) (1)(3) 12,518 371
Kanzhun, ADR (USD) (1) 9,101 327
Tencent Holdings (HKD)  49,000 2,925
Trip.com Group, ADR (USD) (1) 22,300 686
Wuxi Biologics Cayman (HKD) (1) 57,500 933
13,924
Shares $ Value
(Cost and value in $000s)
Common Stocks - China A
Shares 2.6%
BTG Hotels Group, A Shares
(CNH) (1) 310,291 1,042
Gree Electric Appliances of Zhuhai,
A Shares (CNH)  284,784 1,702
Kweichow Moutai, A Shares (CNH)  6,370 1,800
NARI Technology, A Shares (CNH)  416,400 2,302
Shandong Pharmaceutical Glass, A
Shares (CNH)  170,300 783
7,629
Total China (Cost
$12,354
)
21,553
DENMARK 0.8%
Common Stocks 0.8%
Chr Hansen Holding  14,440 1,177
Genmab (1) 2,649 1,158
Total Denmark (Cost
$2,176
)
2,335
FRANCE 8.5%
Common Stocks 8.5%
Air Liquide  15,176 2,431
Alstom  33,589 1,274
Dassault Aviation  30,820 3,464
EssilorLuxottica  23,279 4,449
Kering  1,333 947
LVMH Moet Hennessy Louis Vuitton  1,682 1,205
Sanofi  52,379 5,042
Thales  68,107 6,603
Total France (Cost
$22,494
)
25,415
GERMANY 5.0%
Common Stocks 4.8%
Auto1 Group (1) 15,691 571
Bayer  13,842 751
Beiersdorf  20,042 2,163
Deutsche Boerse  19,129 3,104
Evotec (1) 48,603 2,305
Knorr-Bremse  17,759 1,900
MorphoSys (1)(4) 15,040 712
Shop Apotheke Europe (1)(4) 4,465 657
TeamViewer (1) 27,546 806
Zalando (1) 14,644 1,336
14,305
Preferred Stocks 0.2%
Sartorius  1,049 668
668
Total Germany (Cost
$14,167
)
14,973

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
HONG KONG 1.9%
Common Stocks 1.9%
AIA Group  491,000 5,649
Total Hong Kong (Cost
$1,509
)
5,649
INDIA 5.1%
Common Stocks 5.1%
Axis Bank (1) 311,255 3,192
Housing Development Finance  157,944 5,816
Kotak Mahindra Bank  43,867 1,177
Maruti Suzuki India  16,291 1,603
NTPC  1,884,851 3,589
Total India (Cost
$8,206
)
15,377
INDONESIA 1.9%
Common Stocks 1.9%
Bank Central Asia  1,388,700 3,383
Sarana Menara Nusantara  26,843,800 2,474
Total Indonesia (Cost
$1,954
)
5,857
ITALY 1.8%
Common Stocks 1.8%
Banca Mediolanum  242,225 2,608
DiaSorin  9,693 2,030
Investindustrial Acquisition SPAC /
Ermenegildo Zegna PIPE (USD) (1)
(5) 69,884 625
Total Italy (Cost
$3,829
)
5,263
JAPAN 15.4%
Common Stocks 15.4%
Daiichi Sankyo  44,500 1,183
Disco  4,100 1,148
Fujitsu General  93,500 2,338
Hikari Tsushin  5,300 896
Hoshizaki  19,800 1,801
Kansai Paint  35,400 878
Kao  17,400 1,036
Murata Manufacturing  35,100 3,105
Nippon Telegraph & Telephone  185,500 5,140
NTT Data  88,200 1,705
Otsuka Holdings  113,400 4,849
Outsourcing  95,300 1,708
Pan Pacific International Holdings  71,500 1,475
Persol Holdings  89,100 2,221
Seven & i Holdings  62,000 2,823
Shimadzu  34,800 1,528
Shiseido  9,000 605
Sony Group  31,800 3,530
Stanley Electric  61,600 1,556
Shares $ Value
(Cost and value in $000s)
Suzuki Motor  35,800 1,599
Takeda Pharmaceutical  37,532 1,238
Z Holdings  631,200 4,040
Total Japan (Cost
$34,116
)
46,402
NETHERLANDS 7.8%
Common Stocks 7.8%
Adyen (1) 289 808
Akzo Nobel  41,199 4,502
ASML Holding  9,843 7,353
Koninklijke Philips  69,281 3,078
Prosus  97,479 7,802
Total Netherlands (Cost
$14,520
)
23,543
PHILIPPINES 0.3%
Common Stocks 0.3%
SM Investments  48,765 944
Total Philippines (Cost
$791
)
944
POLAND 0.3%
Common Stocks 0.3%
Powszechny Zaklad Ubezpieczen  90,777 830
Total Poland (Cost
$641
)
830
PORTUGAL 2.5%
Common Stocks 2.5%
Galp Energia  362,589 4,119
Jeronimo Martins  176,065 3,510
Total Portugal (Cost
$7,709
)
7,629
SOUTH AFRICA 1.2%
Common Stocks 1.2%
Capitec Bank Holdings  14,637 1,775
Naspers, N Shares  11,042 1,825
Total South Africa (Cost
$2,864
)
3,600
SOUTH KOREA 3.9%
Common Stocks 3.9%
LG Household & Health Care  1,728 1,948
NAVER  15,747 5,109
Samsung Electronics  75,601 4,687
Total South Korea (Cost
$4,291
)
11,744

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
SPAIN 0.6%
Common Stocks 0.6%
Amadeus IT Group, A Shares (1) 25,987 1,709
Total Spain (Cost
$1,187
)
1,709
SWEDEN 1.9%
Common Stocks 1.9%
Assa Abloy, B Shares  52,530 1,524
Essity, Class B  43,535 1,350
Swedbank, A Shares  138,484 2,792
Total Sweden (Cost
$3,795
)
5,666
SWITZERLAND 7.8%
Common Stocks 7.8%
Alcon  34,379 2,784
Barry Callebaut  574 1,302
Julius Baer Group  65,555 4,355
Lonza Group  7,548 5,662
Nestle  56,938 6,860
PolyPeptide Group (1) 5,193 660
Roche Holding  4,756 1,736
Total Switzerland (Cost
$12,959
)
23,359
TAIWAN 3.7%
Common Stocks 3.7%
Taiwan Semiconductor
Manufacturing  535,000 11,065
Total Taiwan (Cost
$1,478
)
11,065
THAILAND 0.6%
Common Stocks 0.6%
CP ALL  974,300 1,832
Total Thailand (Cost
$1,339
)
1,832
UNITED ARAB EMIRATES 0.6%
Common Stocks 0.6%
Network International Holdings
(GBP) (1) 397,148 1,946
Total United Arab Emirates (Cost
$2,070
)
1,946
UNITED KINGDOM 8.1%
Common Stocks 8.1%
Amcor, CDI (AUD)  170,238 1,979
AstraZeneca, ADR (USD)  79,811 4,794
boohoo Group (1) 440,985 1,287
Shares $ Value
(Cost and value in $000s)
Bridgepoint Group (1) 109,128 741
Burberry Group  44,238 1,077
Deliveroo Holdings, Acquisition
Date: 5/16/19, Cost $567 (1)(3) 271,600 1,005
Hargreaves Lansdown  42,209 810
London Stock Exchange Group  41,680 4,177
Smith & Nephew  167,933 2,893
THG (1) 110,531 755
Unilever (EUR)  88,628 4,787
Total United Kingdom (Cost
$21,084
)
24,305
UNITED STATES 4.1%
Common Stocks 4.1%
Canva, Acquisition Date: 8/16/21,
Cost $170 (1)(2)(3) 100 170
Linde (EUR)  11,710 3,444
NXP Semiconductors  13,326 2,610
Philip Morris International  12,153 1,152
Visa, Class A  9,266 2,064
Waste Connections  23,845 3,003
Total United States (Cost
$6,831
)
12,443
SHORT-TERM INVESTMENTS 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve
Fund, 0.05% (6)(7) 4,183,491 4,183
Total Short-Term Investments
(Cost $4,183) 4,183
SECURITIES LENDING COLLATERAL
0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.2%
Short-Term Funds 0.2%
T. Rowe Price Short-Term Fund,
0.07% (6)(7) 71,146 711
Total Investments in a Pooled Account through
Securities Lending Program with JPMorgan Chase
Bank 711
Total Securities Lending Collateral
(Cost $711) 711
Total Investments in
Securities 100.1%
(Cost $207,333) $ 300,794
Other Assets Less Liabilities
(0.1)% (206)
Net Assets 100.0% $ 300,588

T. ROWE PRICE International Stock Portfolio

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $2,294 and represents 0.8% of net assets.
(4) All or a portion of this security is on loan at September 30, 2021.
(5) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at September 30, 2021, was $699 and was valued at $625 (0.2% of net assets).
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
PIPE Private Investment in Public Equity
SPAC Special Purpose Acquisition Company
USD U.S. Dollar

T. ROWE PRICE International Stock Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ 2
T. Rowe Price Short-Term Fund, 0.07% — — — ++
Totals $ — # $ — $ 2 +
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government Reserve Fund, 0.05% $ 6,476 ¤ ¤ $ 4,183
T. Rowe Price Short-Term Fund, 0.07% 3,036 ¤ ¤ 711
Total $ 4,894 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,894.

T. ROWE PRICE International Stock Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price International Stock Portfolio  (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE International Stock Portfolio

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
E301-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 29,251 $ 265,063 $ 170 $ 294,484
Convertible Preferred Stocks — — 748 748
Preferred Stocks — 668 — 668
Short-Term Investments 4,183 — — 4,183
Securities Lending Collateral 711 — — 711
Total $ 34,145 $ 265,731 $ 918 $ 300,794